Segment information and revenue - Revenue by timing of transfer of services (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	¥ 4,357,462	¥ 4,098,037	¥ 3,309,113
At a point in time
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	1,400,988	1,565,195	1,478,488
Over time
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	2,956,474	2,532,842	1,830,625
Implementation
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	861,820	733,648	851,856
Implementation | At a point in time
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	36,266
Implementation | Over time
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	825,554	733,648	851,856
Operation support services
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	1,140,727	1,097,719	1,061,445
Operation support services | At a point in time
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	376,784	399,523	453,720
Operation support services | Over time
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	763,943	698,196	607,725
Business origination services
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	383,723	450,597	605,733
Business origination services | At a point in time
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	383,723	450,597	605,733
Risk management services
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	414,849	534,071	362,530
Risk management services | At a point in time
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	414,849	534,071	362,530
Cloud services platform
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	1,315,819	1,050,179	314,338
Cloud services platform | Over time
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	1,315,819	1,050,179	314,338
Post implementation support services
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	50,983	49,447	55,678
Post implementation support services | Over time
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	50,983	49,447	55,678
Others
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	189,541	182,376	57,533
Others | At a point in time
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	189,366	181,004	56,505
Others | Over time
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	¥ 175	¥ 1,372	¥ 1,028